Income Taxes (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
U.S. Federal (tax benefit) provision at statutory rate			$ (908,947)	$ 1,494,183
State (tax benefit) income taxes, net of federal benefit			(365,743)	(601,231)
Permanent differences			719,942	1,017,899
True up			2,323,938	(575,537)
Change in Federal tax rate
Changes in valuation allowance			(1,769,189)	1,653,052
Total